Leasing arrangements - leasee - Summary of profit and loss accounts relating to lease contracts (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Items affecting profit or loss
Interest expense on lease liabilities	$ 19,052	$ 19,902	$ 18,757
Expense on short-term lease contracts	$ 208,000	$ 140,029	$ 55,944